Summary of Significant Accounting Policies - Derivative Warrant Liabilities (Details) - shares	Sep. 30, 2021	Dec. 31, 2020	Mar. 13, 2020
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued (in shares)	5,750,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued (in shares)	815	3,733,334
Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued (in shares)		5,750,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued (in shares)	3,733,334	3,733,334	3,733,334